RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Jun. 30, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
6.	RELATED PARTY TRANSACTIONS

Stock issuance

During the period from December 1, 2024 through November 30, 2025, the Company issued 300,000 common shares to a stockholder as bonus compensation for professional services rendered from January 2024 through December 2024 (Note 5).

Obligation to issue shares

As of November 30, 2024, in connection with the shares mentioned in the previous paragraph, the Company recognized an obligation to issue shares of $167,750 in connection with the subsequent issuance of 300,000 bonus shares granted to a stockholder for services rendered during the one-year period from January to December 2024 (Note 5). The total value of the shares granted subsequent to November 30, 2024 is $183,000.

As of November 30, 2025, the Company issued the common stock as bonus compensation for the value of $183,000 to a stockholder for the services.

Professional fees

During the year ended November 30, 2025, the Company incurred $180,000 (for the period from December 14, 2023 (inception) through November 30, 2024 — $97,500) in fees to the Chief Executive Officer (the “CEO”) of the Company. As of November 30, 2025, $15,000 of CEO fees (November 30, 2024 — $15,000) and $Nil in expense reimbursements (November 30, 2024 — $3,267) were included in due to related parties.

During the year ended November 30, 2025, the Company incurred $157,500 (for the period from December 14, 2023 (inception) through November 30, 2024 — $75,000) in fees to the former Chief Financial Officer (the “former CFO”) of the Company. As of November 30, 2025, $15,000 of former CFO fees (November 30, 2024 — $75,000) and $Nil in expense reimbursements (November 30, 2024 — $2,641) were included in due to related parties.

During the year ended November 30, 2025, the Company incurred $16,645 (for the period from December 14, 2023 (inception) through November 30, 2024 — $Nil) in fees to the Chief Financial Officer (the “CFO”) of the Company. As of November 30, 2025, $10,750 of CFO fees (November 30, 2024 — $Nil) were included in due to related parties.

During the year ended November 30, 2025, the Company incurred $180,000 (for the period from December 14, 2023 (inception) through November 30, 2024 — $75,000) of consulting fees with a company controlled by a director of the Company. As of November 30, 2025, $22,500 (November 30, 2024 — $59,819) of consulting fees and $7,971 (November 30, 2024 — $18,863) in expense reimbursements were included in due to related parties.

6.	RELATED PARTY TRANSACTIONS (continued)

Additionally, there were two stockholders that provided consulting services to the Company. During the year ended November 30, 2025, the Company incurred $381,250 (for the period from December 14, 2023 (inception) through November 30, 2024 — $343,750) and $180,250 (for the period from December 14, 2023 (inception) through November 30, 2024 — $60,750) of consulting fees with these two stockholders. As of November 30, 2025, $48,000 (November 30, 2024 — $176,000) and $19,875 (November 30, 2024 — $60,750), respectively, in consulting fees to these two stockholders were included in due to related parties.

As of November 30, 2025, $128,064 (November 30, 2024 — $107,128) was included in due to related parties for amounts relating to expense reimbursements due to corporations over which stockholders of the Company exercise significant influence.

As of November 30, 2025, $12,865 (November 30, 2024 — $Nil) was included in due to related parties for amounts relating to expense reimbursements due to a stockholder.

Oregon Energy LLC
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
11.	RELATED PARTY TRANSACTIONS

The Company’s member, who is considered a related party under ASC 850, “Related Party Disclosures”, has provided financial support by funding operational expenses and making cash contributions. These contributions were made without any interest, or repayment terms and have been classified as member’s capital (Note 7).

During the three and six months ended December 31, 2025, the Company incurred $4,293 and $10,707, respectively (three and six months ended December 31, 2024 - $Nil and $Nil, respectively), from Mitchell River Group, the company affiliated with a director of the Company’s member, for salary recharges on administrative support services rendered to the Company, which were included in consulting fees under exploration and evaluation expenditures (Note 8). Of these recharges, the Company received $6,420 and $10,198 in reimbursements from Eagle for the three and six months ended December 31, 2025, respectively, and included in other income (Note 10).

12.RELATED PARTY TRANSACTIONS

The Company’s member, who is considered a related party under ASC 850, “Related Party Disclosures” has provided financial support by funding operational expenses and making cash contributions. These contributions were made without any interest, or repayment terms and have been classified as member’s capital (Note 8).

During the years ended June 30, 2025 and 2024, the Company paid $6,321 and $7,069, respectively, to Mitchell River Group & Caravel Minerals Ltd., both companies affiliated with a director of the Company’s member, for salary recharges on administrative support services rendered to the Company, which were included in consulting fees under exploration and evaluation expenditures (Note 9).